Annual Total Returns[BarChart] - Vanguard Strategic Small-Cap Equity Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.80%	17.30%	41.91%	10.09%	(3.11%)	20.64%	10.33%	(11.92%)	22.15%	8.38%